EQUITY - Additional Information (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2025 BRL (R$) multiplier shares
Disclosure of classes of share capital [line items]
Multiplier to price per share paid to the controlling shareholder used to determine the purchase price per share of preferred shares in a public offering	75
Multiplier to the price per common share that preferred shares have the right to receive in the case of liquidation upon splitting of remaining assets among shareholders	75
Multiplier to the price per common share used to determine the amount of dividends that may be received	75
Preferred shares
Disclosure of classes of share capital [line items]
Authorized increase in issued capital | R$	R$ 30,000
Common shares
Disclosure of classes of share capital [line items]
Number of additional shares authorized for issue (in shares) | shares	7,500,000